Employee Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits
Defined contribution or profit sharing style plans ("the Plans") are offered globally in a number of countries. In some cases, these plans are required by local laws or regulations. Certain Company employees are eligible to participate in the Plans and participants in the Plans may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions up to certain levels of the participant's annual compensation. Contributions to the plan are recorded as an expense in the selling, general and administrative line in the Consolidated Statement of Operations.

The Company's United States operations maintain retirement plans (the "U.S. Plans") that qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plans may elect to defer a portion of their earnings, up to the Internal Revenue Service annual contribution limit. The Company matches participant's contributions at varying amounts, subject to a maximum of 4.5% of the participant's annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 were $23.7 million, $17.0 million and $16.5 million respectively.

The Company maintains various retirement plans across the Group, many of which are required by local employment laws. In addition to the specific defined benefit schemes shown separately below, the Company maintains several other retirement plans with a total net obligation associated with these schemes of $8.0 million. This balance has been recorded in non-current other liabilities on the Consolidated Balance Sheet.

ICON Development Solutions Limited pension plan

One of the Company's subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2021, December 31, 2020 and December 31, 2019, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2021	December 31, 2020
	(in thousands)
Projected benefit obligation	$(41,813)	$(43,988)
Fair value of plan assets	36,198	34,612
Funded status	$(5,615)	$(9,376)
Non-current other liabilities (note 9)	$(5,615)	$(9,376)

Change in benefit obligation	December 31, 2021	December 31, 2020
	(in thousands)
Benefit obligation at beginning of year	$43,988	$37,036
Service cost	134	100
Interest cost	665	746
Plan participants' contributions	23	22
Benefits paid	(489)	(724)
Actuarial (gain)/loss	(2,097)	5,294
Foreign currency exchange rate changes	(411)	1,514
Benefit obligation at end of year	$41,813	$43,988

Change in plan assets	December 31, 2021	December 31, 2020
	(in thousands)
Fair value of plan assets at beginning of year	$34,612	$32,016
Actual return on plan assets	2,347	2,092
Employer contributions	91	109
Plan participants' contributions	23	22
Benefits paid	(489)	(724)
Foreign currency exchange rate changes	(386)	1,097
Fair value of plan assets at end of year	$36,198	$34,612

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Service cost	$134	$100	$107
Interest cost	665	746	867
Expected return on plan assets	(1,171)	(1,214)	(574)
Amortization of net loss	625	160	67
Net periodic benefit cost	$253	$(208)	$467

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
Discount rate	1.5%	2.1%	2.9%
Rate of compensation increase	3.4%	3.3%	3.7%
Expected rate of return on plan assets	3.4%	4.0%	2.1%

Other comprehensive income	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(2,097)	$5,294	$4,756
Actuarial gain – plan assets	(1,176)	(878)	(2,930)
Actuarial loss recognized in net periodic benefit cost	(625)	(160)	(67)
Total	$(3,898)	$4,256	$1,759

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $0.2 million and $Nil respectively.
Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Discount rate	1.8%	1.5%
Rate of compensation increase	3.7%	3.4%

A single discount rate is used which, when used to discount the projected benefit cash flows underlying a pension scheme with a 26 year duration, gives the same result as a full AA corporate bond yield curve.

Actuarial gains on the benefit obligation during 2021 resulted from changes in the assumptions compared to those adopted at December 2020. Changes in the assumptions reflect the changes in market conditions from December 2020 to December 2021 and the actuarial gain is primarily due to the change in the discount rate.

Plan Assets

The assets of the scheme are held on an investment platform with Mobius which invests in a number of investment funds with Legal & General, Stone Harbor, Ninety-One and Barings. The overall investment strategy is that approximately 20% of investments are in senior secured loans, 18% in corporate bonds, 19% in high yield bonds and multi-asset credit fund and 24% in world equities respectively. There is no self-investment in employer related assets. The expected long-term rate of return on assets at December 31, 2021 of 3.8% was calculated as the value of the fund after application of a market value reduction factor. The expected long term rates of return on different asset classes are as follows:

Expected long-term return per annum	December 31, 2021	December 31, 2020
Corporate Bonds (including 50% high yield bonds)	2.8%	2.8%
Equities	5.5%	5.2%
Secured Loans and Multi Asset Credit	3.0%	3.0%

The long-term expected rate of return on cash is determined by reference to traditional corporate bond rates at the latest Balance Sheet date. The long-term expected returns on traditional corporate and government bonds are determined by reference to corporate bond yields and gilt yields respectively at the Balance Sheet date. The long-term expected returns on equities are based on the rate of return on government bonds with an allowance for out-performance. The long-term expected return on high yield bonds, secured loans and multi asset credit is based on the return on traditional corporate bonds with an allowance for out-performance.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2021	December 31, 2020
Corporate Bonds (including 50% high yield bonds)	37%	40%
Equities	24%	21%
Secured Loans and Multi Asset Credit	39%	39%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2021, gives rise to an expected overall rate of return of scheme assets of approximately 3.8% per annum.
Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1
	December 31, 2021	December 31, 2020
	(in thousands)
Cash	$162	$11
Fixed Income Securities
L&G Life GPBF All World Equity Index Fund	8,743	7,460
L&G Life DC Active Corporate Bond	6,409	6,797
Stone Harbor High Yield Bond Fund	6,965	6,861
Ninety One Global Total Return Credit	3,435	3,472
Stone Harbor Multi Asset Credit Portfolio	3,359	3,389
Barings European Loan Fund Buy & Hold	7,125	6,622
	$36,198	$34,612

Cash Flows

The Company expects to contribute $0.1 million to the pension fund in the year ending December 31, 2022.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2022	$256
2023	340
2024	417
2025	453
2026	788
Years 2027 - 2031	3,859

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements, withdrawals or commutation of pension for cash. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.
Aptiv Solutions pension plan

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The acquisition of Aptiv was accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2021 and December 31, 2020 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded status	December 31, 2021	December 31, 2020
	(in thousands)
Projected benefit obligation	$(7,643)	$(8,620)
Fair value of plan assets	6,964	7,601
Funded status	$(679)	$(1,019)
Non-current other liabilities (note 9)	$(679)	$(1,019)

Change in benefit obligation	December 31, 2021	December 31, 2020
	(in thousands)
Benefit obligation at beginning of year	$8,620	$7,047
Service cost	150	139
Interest cost	12	21
Plan participants' contributions	95	81
Settlement	(483)	—
Prior service cost	(82)	(23)
Transferred balances	76	245
Actuarial (gain)/ loss	(484)	406
Foreign currency exchange rate changes	(261)	704
Benefit obligation at end of year	$7,643	$8,620

Change in plan assets	December 31,	December 31,
	2021	2020
	(in thousands)
Fair value of plan assets at beginning of year	$7,601	$6,014
Expected return on plan assets	15	21
Actual return on plan assets	(238)	519
Scheme contributions	128	105
Plan participants' contributions	95	81
Transferred balances	76	245
Settlement	(483)	—
Foreign currency exchange rate changes	(230)	616
Fair value of plan assets at end of year	$6,964	$7,601

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.
PRA Switzerland AG pension plan

On July 1, 2021, the Company completed the Acquisition of PRA. PRA Switzerland AG, a subsidiary of the Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2021 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded status	December 31, 2021
(in thousands)
Projected benefit obligation	$(4,990)
Fair value of plan assets	3,017
Funded status	$(1,973)
Non-current other liabilities (note 9)	$(1,973)

Change in benefit obligation	December 31, 2021
(in thousands)
Benefit obligation as at July 1, 2021	$4,890
Service cost	207
Interest cost	19
Plan participants’ contributions	135
Transferred benefits paid	(113)
Actuarial loss	1
Foreign currency exchange rate changes	(149)
Benefit obligation at end of year	$4,990

Change in plan assets	December 31,
2021
(in thousands)
Fair value of plan assets at as at July 1, 2021	$2,849
Expected return on plan assets	15
Scheme contributions	135
Plan participants’ contributions	135
Transferred benefits paid	(113)
Foreign currency exchange rate changes	(4)
Fair value of plan assets at end of year	$3,017

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.